Cash Generated by Operations	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Cash Generated by Operations

28.	CASH GENERATED BY OPERATIONS
	Profit/(loss) f or the year	745.4	174.7	(344.8)
	Mining and income taxation	432.5	175.6	(65.9)
	Royalties	105.0	73.7	62.5
	Interest expense	127.7	132.6	91.8
	Interest received	(7.6)	(6.6)	(6.8)
	Amortisation and depreciation	661.3	610.0	668.4
	Interest expense - environmental rehabilitation	10.7	11.7	11.7
	Non-cash rehabilitation expense/(income)	1.5	13.4	(0.9)
	Interest received - environmental trust funds	(0.7)	(0.7)	(0.6)
	Impairment, net of reversal of impairment of investments and assets	(50.6)	9.8	520.3
	Write-off of exploration and evaluation assets	16.9	30.0	37.7
	(Profit)/loss on disposal of assets	0.2	(1.2)	51.6
	Gain on acquisition of Asanko	—	—	(51.8)
	Unrealised (gain)/loss and prior year mark-to-market reversals on derivative contracts	(176.4)	112.6	36.6
	Fair value gain on Maverix warrants	(1.3)	(4.2)	(3.8)
	Profit on disposal of Maverix	—	(14.6)	(4.0)
	Silicosis settlement costs	0.3	(1.6)	(4.5)
	Share-based payments	14.5	20.5	37.5
	Long-term incentive plan expense	51.3	9.1	1.1
	Payment of long-term incentive plan	—	—	(17.8)
	Borrowing costs capitalised	(13.2)	(43.4)	(17.5)
	Share of results of equity-accounted investees, net of taxation	1.0	(4.5)	0.2
	Tarkwa expected credit loss	29.0	—	—
	Other	(13.6)	5.9	(3.0)

	Total cash generated by operations	1,933.9	1,302.8	998.0

1	Refer note 13 for further details.
2	Derivative financial liabilities of US$127.6 million at 31 December 2019 were previously disclosed as part of the trade and other payables balance.
3	Relates to the Australian (US$2.6 million) and Ghanaian (US$4.7 million) oil derivative contracts which are for the period January 2022 to December 2022.